Offerings - Offering: 1	Aug. 25, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 8,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,160.04
Offering Note	Calculated as the aggregate maximum purchase price for limited liability company interests. Calculated at 0.013810% of the Transaction Valuation.